Financial risk management activities - Fair value narrative (Details)		3 Months Ended
	Feb. 12, 2020 USD ($) oz	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		$ 7,396,000,000	$ 7,672,000,000	$ 8,150,000,000
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		28,000,000	28,000,000
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Deferred compensation asset		$ 28,000,000	28,000,000
Increase in asset due to a 10% increase in weighted number of ounces			3,000,000
Decrease in asset due to a 10% decrease in weighted number of ounces			$ 3,000,000
South Africa assets | Discontinued operations
Disclosure of fair value measurement of assets [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce)	$ 260
Consideration receivable, initial production threshold | oz	250,000
Deferred consideration production threshold, period		6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce)	$ 20
Transaction date ounces of reserves | oz	8,530,000